UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M3F, Inc.
Address:  10 Exchange Place, Suite 510
          Salt Lake City, UT 84111


Form 13F File Number:  028-14066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason A. Stock
Title:    Managing Director
Phone:    202-246-9200

Signature, Place, and Date of Signing:

      /s/ Jason A. Stock           Salt Lake City, UT             07/26/2011
      ------------------           ------------------             ----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           48
                                         -----------

Form 13F Information Table Value Total:  $   134,544
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1              COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------- --------- ----------- -------------------- ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                  TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
         NAME OF ISSUER            CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- -------- -------- --------
ATLANTIC COAST FINL CORP          COMMON   048426100         957     140,353 SH       SOLE                 140,353
BANCORP RHODE ISLAND INC          COMMON   059690107      13,255     292,472 SH       SOLE                 292,472
BANCORPSOUTH INC                  COMMON   059692103       2,304     185,637 SH       SOLE                 185,637
BANK MUTUAL CORP NEW              COMMON   063750103       2,540     692,218 SH       SOLE                 692,218
BANKFINANCIAL CORP                COMMON   06643P104       6,610     780,369 SH       SOLE                 780,369
BCSB BANCORP INC                  COMMON   055367106       1,964     141,612 SH       SOLE                 141,612
BENEFICIAL MUTUAL BANCORP IN      COMMON   08173R104      10,066   1,226,030 SH       SOLE               1,226,030
CALIFORNIA FIRST NTNL BANCOR      COMMON   130222102       3,792     247,517 SH       SOLE                 247,517
CENTRAL BANCORP INC MASS          COMMON   152418109       1,159      56,390 SH       SOLE                  56,390
COLONIAL FINL SVCS INC            COMMON   19566B101       1,494     117,189 SH       SOLE                 117,189
COMERICA INC                      COMMON   200340107       4,840     140,000 SH       SOLE                 140,000
COMMUNITY PARTNERS BANCORP        COMMON   204018105         316      65,898 SH       SOLE                  65,898
COMMUNITY WEST BANCSHARES         COMMON   204157101         354     101,006 SH       SOLE                 101,006
DANVERS BANCORP INC               COMMON   236442109       1,781      81,802 SH       SOLE                  81,802
EPLUS INC                         COMMON   294268107      10,207     386,046 SH       SOLE                 386,046
FEDFIRST FINL CORP NEW            COMMON   31429C101       1,826     122,527 SH       SOLE                 122,527
FIRST ADVANTAGE BANCORP           COMMON   31848L104       5,122     397,827 SH       SOLE                 397,827
FIRST LONG IS CORP                COMMON   320734106         496      17,786 SH       SOLE                  17,786
FOX CHASE BANCORP INC NEW         COMMON   35137T108       1,053      77,678 SH       SOLE                  77,678
HOPFED BANCORP INC                COMMON   439734104         275      34,751 SH       SOLE                  34,751
KEARNY FINL CORP                  COMMON   487169104       2,555     280,493 SH       SOLE                 280,493
MACATAWA BK CORP                  COMMON   554225102       1,662     600,000 SH       SOLE                 600,000
MALVERN FEDERAL BANCORP INC       COMMON   561410101       1,659     214,001 SH       SOLE                 214,001
MERIDIAN INTERSTAT BANCORP I      COMMON   58964Q104       5,801     423,764 SH       SOLE                 423,764
METRO BANCORP INC PA              COMMON   59161R101       3,105     271,905 SH       SOLE                 271,905
MIDWESTONE FINL GROUP INC NE      COMMON   598511103         442      30,618 SH       SOLE                  30,618
NAUGATUCK VY FINL CORP            COMMON   63906P107       1,318     166,777 SH       SOLE                 166,777
NEWPORT BANCORP INC               COMMON   651754103       3,450     245,552 SH       SOLE                 245,552
NORTH VALLEY BANCORP              COMMON   66304M204         614      58,993 SH       SOLE                  58,993
NORTHRIM BANCORP INC              COMMON   666762109       5,884     310,148 SH       SOLE                 310,148
OBA FINL SVCS INC                 COMMON   67424G101       5,533     373,864 SH       SOLE                 373,864
OCEAN SHORE HLDG CO NEW           COMMON   67501R103       8,092     669,855 SH       SOLE                 669,855
OLD POINT FINL CORP               COMMON   680194107       1,764     150,345 SH       SOLE                 150,345
PACIFIC PREMIER BANCORP           COMMON   69478X105       2,529     395,103 SH       SOLE                 395,103
PARK STERLING CORP                COMMON   70086Y105       1,227     247,397 SH       SOLE                 247,397
PATHFINDER BANCORP INC            COMMON   70320A103         107      12,071 SH       SOLE                  12,071
PEAPACK-GLADSTONE FINL CORP       COMMON   704699107         965      81,940 SH       SOLE                  81,940
PROSHARES TR                      COMMON   74347R297       3,761     110,000 SH       SOLE                 110,000
PROVIDENT NEW YORK BANCORP        COMMON   744028101       1,310     156,747 SH       SOLE                 156,747
PRUDENTIAL BANCORP INC PA         COMMON   744319104         244      42,430 SH       SOLE                  42,430
QCR HOLDINGS INC                  COMMON   74727A104         517      57,961 SH       SOLE                  57,961
ROCKVILLE FINL INC NEW            COMMON   774188106       1,215     122,709 SH       SOLE                 122,709
SOMERSET HILLS BANCORP            COMMON   834728107       1,312     153,486 SH       SOLE                 153,486
SOUTHERN CONN BANCORP INC         COMMON   84264A102         376     117,500 SH       SOLE                 117,500
STATE BK FINL CORP                COMMON   856190103       1,637     100,000 SH       SOLE                 100,000
TENNESSEE COMMERCE BANCORP I      COMMON   88043P108          26      10,000 SH       SOLE                  10,000
TERRITORIAL BANCORP INC           COMMON   88145X108       4,019     193,961 SH       SOLE                 193,961
VIEWPOINT FINL GROUP INC MD       COMMON   92672A101       3,011     218,182 SH       SOLE                 218,182